Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Comparative information (Details)	6 Months Ended
Jun. 30, 2021
MXN
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	3.61%
Change in average foreign currency exchange rate (as a percent)	(2.93%)
USD
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	3.45%
Change in average foreign currency exchange rate (as a percent)	(8.57%)
BRL
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	7.28%
Change in average foreign currency exchange rate (as a percent)	(17.51%)
Argentine peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	(9.14%)
Change in average foreign currency exchange rate (as a percent)	(35.51%)
GBP
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	4.63%
Change in average foreign currency exchange rate (as a percent)	0.74%
Chilean peso
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	1.00%
Change in average foreign currency exchange rate (as a percent)	3.11%
Polish zloty
Disclosure of initial application of standards or interpretations [line items]
Change in foreign currency exchange rate (as a percent)	0.90%
Change in average foreign currency exchange rate (as a percent)	(2.80%)